CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income	$ 743,499	$ 379,195	$ 663,108
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	391,585	354,620	306,038
Impairment Charges	0	264,256	76,412
Equity in net earnings from investments	(139,690)	(125,300)	(117,415)
Distributions received from unconsolidated affiliates	144,673	122,003	117,912
Deferred income taxes	211,638	137,737	156,728
Share-based compensation expense	40,563	16,435	26,226
Pension and postretirement benefit expense, net of contributions	11,643	14,814	18,093
Allowance for equity funds used during construction	(209)	(2,179)	(14,937)
Gain on sale of assets	(9,635)	(5,629)	(6,599)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(285,806)	157,051	381,513
Natural gas and natural gas liquids in storage	(11,950)	6,050	160,860
Accounts payable	287,632	(205,143)	(417,993)
Commodity imbalances, net	45,971	(4,083)	(90,354)
Settlement of exit activities liabilities	(19,906)	(38,536)	(51,757)
Accrued interest	(16,529)	24,166	(4,351)
Risk-management assets and liabilities	(78,136)	(32,370)	59,539
Other assets and liabilities, net	36,271	(56,107)	22,587
Cash provided by operating activities	1,351,614	1,006,980	1,285,610
Investing Activities
Capital expenditures (less allowance for equity funds used during construction)	(624,634)	(1,188,312)	(1,779,150)
Cash paid for acquisitions, net of cash received	0	0	(814,934)
Contributions to unconsolidated affiliates	(68,275)	(27,540)	(1,063)
Distributions received from unconsolidated affiliates in excess of cumulative earnings	52,044	33,915	21,107
Proceeds from sale of assets	25,420	3,825	7,817
Other	0	(12,607)	0
Cash used in investing activities	(615,445)	(1,190,719)	(2,566,223)
Financing Activities
Dividends paid	(517,601)	(509,197)	(443,817)
Distributions to noncontrolling interests	(549,419)	(535,825)	(447,459)
Borrowing (repayment) of short-term borrowings, net	563,937	(508,956)	490,834
Issuance of ONE Gas debt, net of discounts	0	0	1,199,994
Issuance of long-term debt, net of discounts	1,000,000	1,291,506	0
ONE Gas long-term debt financing costs	0	0	(9,663)
Debt financing costs	(2,770)	(17,515)	0
Repayment of long-term debt	(1,108,040)	(7,753)	(557,679)
Issuance of common stock	21,971	20,669	19,150
Issuance of common units, net of issuance costs	0	375,660	1,113,139
Cash of ONE Gas at separation	0	0	(60,000)
Other	7,130	0	0
Cash provided by (used in) financing activities	(584,792)	108,589	1,304,499
Change in cash and cash equivalents	151,377	(75,150)	23,886
Change in cash and cash equivalents included in discontinued operations	(121)	(43)	3,361
Change in cash and cash equivalents from continuing operations	151,256	(75,193)	27,247
Cash and cash equivalents at beginning of period	97,619	172,812	145,565
Cash and cash equivalents at end of period	248,875	97,619	172,812
Supplemental cash flow information:
Cash paid for interest, net of amounts capitalized	461,208	367,835	340,144
Cash paid (refunds received) for income taxes	$ 361	$ 3,324	$ (11,881)